ORDINARY SHARES AND STATUTORY RESERVE (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
SUMMARY OF CHANGES IN NUMBER OF WARRANTS OUTSTANDING

The summary of warrant activity is as follows giving retroactive effect to all reverse share splits:

	Warrants Outstanding Number	Exercisable Shares Number	Weighted average unit price	Average Remaining Contractual Life
Balance of warrants - December 31, 2024	150	150	$99,787	2.1
Granted/Acquired[1]	1,615,418	1,615,418	$641	3
Adjustment on down round feature[2]	33,119	33,119	$-	-
Forfeited	(150)	(150)	$(99,787)	-
Exercised	(479,190)	476,750	$-	-
Balance of warrants – December 31, 2025	1,169,347	1,169,347	$874	2.8

[1]	In accordance with ASC 815-40, these warrants are classified as equity instruments as their terms meet the “fixed-for-fixed” criterion.

[2]	The warrants issued on September 4, 2025 contain an exercise price reset mechanism that provides for an adjustment to the number of exercisable shares when the exercise price is reduced, such that the aggregate exercise price remains unchanged. During the year ended December 31, 2025, this reset mechanism was triggered, resulting in an adjustment of the exercise price to $0.413 and $0.295 per share, respectively, and a corresponding increase in the number of exercisable shares. In accordance with ASC 260-10-55-13 and ASC 480-10-55-12, this economic benefit was treated as a deemed dividend, recognized as a reclassification between retained earnings and additional paid-in capital, with no impact on net income for the period. The deemed dividend reduces income available to ordinary shareholders in the EPS calculation. During the year ended December 31, 2025, all warrants subject to the reset feature were exercised.

SCHEDULE OF COMPUTATION OF BASIC AND DILUTED NET LOSS PER SHARE

The following table sets forth the computation of basic and diluted net loss per share (Amounts in thousands of US$, except for number of shares and per share data):

	For the years ended December 31,
	2025	2024	2023

Income (loss) from continuing operations attributable to shareholders	$70,663	$(2,425)	$(3,593)
Less: Deemed dividend	6,251	-	-
Income (loss) from continuing operations available to shareholders	64,412	(2,425)	(3,593)
Income (loss) from discontinued operations, net of tax	(74,277)	(44,470)	(64,518)
Net loss available to shareholders	$(9,865)	$(46,895)	$(68,111)
Weighted average shares outstanding	2,337,678	4,511	4,401
Basic and diluted income (loss) per share from continuing operations	$30.23	$(537.63)	$(816.40)
Basic and diluted loss per share from discontinued operations	$(31.77)	$(9,859.11)	$(14,659.78)
Basic and diluted loss per share	$(4.22)	$(10,396.74)	$(15,476.19)